Significant unobservable inputs used in fair value measurement of liabilities (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivatives [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [Line Items]
Interest rate, significant unobservable inputs, liabilities	0.03% ~ 4.16%	0.02% ~ 4.16%
Borrowings and debt securities [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [Line Items]
Interest rate, significant unobservable inputs, liabilities	0.08% ~ 4.38%	0.02% ~ 4.38%
Finance lease [Member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [Line Items]
Interest rate, significant unobservable inputs, liabilities	9.00% ~ 10.83%	9.00% ~ 10.83%